SHAREHOLDERS EQUITY (Details 1) - shares	Dec. 31, 2021	Jan. 14, 2021	Apr. 07, 2020
Number of shares selling	117,875,323
Chinaone Technology Limited [Member]
Number of shares selling	19,211,400	19,211,400	1,667,000
Boao Biotech Limited [Member]
Number of shares selling	24,967,800	24,967,800	2,167,000
FLYDRAGON INTERNATIONAL LIMITED [Member]
Number of shares selling	39,943,800	39,943,800	3,466,000
Focus Draw Group Limited [Member]
Number of shares selling	13,829,400	13,829,400	1,200,000
Focusone Technology Group Limited [Member]
Number of shares selling	11,524,500	11,524,500	1,000,000
Dragoncloud Technology Limited [Member]
Number of shares selling	5,768,100	5,768,100	500,000